Revenue by Categories - Schedule of Revenue Generated from Different Continents (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue	[1]	$ 161,082	$ 162,702
Revenue in %	[1]	100.00%	100.00%
Africa [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 60,488		[2]
Revenue in %		38.00%		[2]
Asia [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 39,913	$ 43,903
Revenue in %		25.00%	27.00%
North America [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 32,556	$ 80,917
Revenue in %		20.00%	50.00%
Oceania [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 22,866		[2]
Revenue in %		14.00%		[2]
Europe [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 2,338	$ 33,224
Revenue in %		1.00%	20.00%
Others [Member]
Schedule of Revenue Generated from Different Continents [Line Items]
Revenue		$ 2,921	$ 4,658
Revenue in %		2.00%	3.00%

[1]	Total revenue excludes Bitcoin self-mining revenue.
[2]	Less than 1%